Advances from the Federal Home Loan Bank of New York - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Interest expense on advances from the FHLB NY	$ 1,753,000	$ 1,776,000	$ 1,438,000
FHLB New York [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed-rate advances from the FHLB NY	60,800,000	61,000,000
Mature of fixed-rate advances from the FHLB NY	2022	2022
Interest rates on fixed-rate advances from the FHLB NY, lower range	1.60%	1.60%
Interest rates on fixed-rate advances from the FHLB NY, upper range	5.87%	5.87%
FHLB weighted average interest rate	2.07%	2.08%
Interest expense on advances from the FHLB NY	$ 1,300,000	$ 1,300,000	$ 425,000